Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average of ordinary shares outstanding (basic) (in shares)	201,783,532	201,901,743	201,747,963	201,677,981	201,677,981
Effect of Share-based Payment arrangements (in shares)		0	246,254	95,259
Weighted average number of ordinary shares (diluted) (in shares)		201,901,743	201,994,217	201,773,240